Goodwill and Other Intangible Assets, Net - Components of intangible assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 540,763	¥ 473,438
Accumulated amortization	(137,458)	(82,769)
Net carrying amount, Intangible assets subject to amortization	403,305	390,669
Goodwill	539,490	600,329	¥ 150,720
Indefinite-lived Intangible Assets and Goodwill	539,859	600,698
Total intangible assets	943,164	991,367
Amortization expense	85,918	¥ 45,780	¥ 20,599
Impairments	0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment of Long-Lived Assets Held-for-use
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment of Long-Lived Assets Held-for-use
Trademark
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	160,000	¥ 160,000
Impairments	¥ 0	¥ 38,922
Trademark | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	10 years	10 years
Customer relationship
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 223,777	¥ 180,000
Customer relationship | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	6 years	6 years
Telephone rights
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets not subject to amortization	¥ 369	¥ 369
Capitalized software
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 156,236	¥ 113,345
Capitalized software | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	4 years	4 years
Reacquired franchise rights
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization		¥ 19,343
Impairment of other intangible assets		¥ 145
Reacquired franchise rights | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	1 year	1 year
Other.
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 750	¥ 750